                                       [LOGO]

                                  Nationwide(R)
                              VA Separate Account-A





                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 1997







                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO


FHL - 108 - T (12/97)

                                     [LOGO]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                                     [PHOTO]


                               PRESIDENT'S MESSAGE

            We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 1997 annual report of the Nationwide VA Separate Account-A.

            Equity markets ended a volatile season to record the third straight year of gains topping the 20 percent mark. Additionally, returns on fixed income investments were buoyed by declining inflation, steady Federal Reserve policy and the positive outlook for lower budget deficits.

            The U.S. economy continues to be strong into 1998. However, there is still much uncertainty about what effect the Southeast Asian crisis will have on our economy during this year. The obvious result, we believe, will be a slowing of economic growth due to reduced exports, restrained pricing flexibility and lower corporate profits. We expect the Federal Reserve will continue to stay on the sidelines as the Southeast Asian economic turmoil plays out. At the same time, low inflation and low interest rates should continue to provide a healthy environment for financial assets.

            We are committed to our customers as our most valuable asset. Our commitment to you is to continue to add value to our products and services to help you achieve your financial planning and retirement goals. As always, we welcome and encourage your feedback.




                                                /S/Joseph J. Gasper

                                                Joseph J. Gasper, President

                        NATIONWIDE VA SEPARATE ACCOUNT-A

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997



ASSETS:
   Investments at market value:
      American Century VP - American Century VP Advantage (ACVPAdv)
         2,029,128 shares (cost $11,327,976) ......................       $ 13,392,245
      Federated IS - Federated American Leaders Fund II (FedAmLead)
         1,377 shares (cost $22,709) ..............................             27,037
      Federated IS - Federated High Income Bond Fund II (FedHiInc)
         9,529 shares (cost $95,804) ..............................            104,341
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         6,583 shares (cost $134,346) .............................            159,837
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         2,255,189 shares (cost $54,129,084) ......................         83,667,515
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         1,286 shares (cost $25,818) ..............................             24,697
      MFS(R) VIT - Emerging Growth Series (MFSEmGrSe)
         5,816 shares (cost $76,520) ..............................             93,866
      MFS(R) VIT - Total Return Series (MFSTotReSe)
         1,490 shares (cost $21,759) ..............................             24,771
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         621,989 shares (cost $8,863,380) .........................         13,192,393
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         2,838,560 shares (cost $31,779,790) ......................         32,302,811
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         3,477,508 shares (cost $3,477,508) .......................          3,477,508
      Nationwide SAT - Total Return Fund (NSATTotRe)
         5,045,950 shares (cost $56,344,647) ......................         82,652,666
      Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
         1,550,836 shares (cost $23,722,418) ......................         27,604,886
                                                                          ------------
            Total investments .....................................        256,724,573
   Accounts receivable ............................................            178,076
                                                                          ------------
            Total assets ..........................................        256,902,649
ACCOUNTS PAYABLE ..................................................                102
                                                                          ------------
CONTRACT OWNERS' EQUITY ...........................................       $256,902,547
                                                                          ============

                                                                                                                          Annual
Contract owners' equity represented by:                   Units             Unit Value                                    Return
                                                        ---------           ----------                                   ----------
   Contracts in accumulation phase:
   VA contracts:
      American Century VP - American Century
      VP Advantage:
         Tax qualified ........................            489,435       $      15.665795       $  7,667,388                 11%
         Non-tax qualified ....................            338,288              15.665795          5,299,550                 11%
         Initial Funding by Depositor (note 1a)             25,000              17.013707            425,343                 13%
   Fidelity VIP - Growth Portfolio:
         Tax qualified ........................          2,108,887              23.814680         50,222,469                 22%
         Non-tax qualified ....................          1,403,338              23.814680         33,420,045                 22%
   Nationwide SAT - Capital Appreciation Fund:
      Tax qualified ...........................            304,490              23.867569          7,267,436                 33%
      Non-tax qualified .......................            248,251              23.867569          5,925,148                 33%
   Nationwide SAT - Government Bond Fund:
      Tax qualified ...........................            829,592              19.674364         16,321,695                  8%
      Non-tax qualified .......................            811,841              19.674364         15,972,455                  8%
   Nationwide SAT - Money Market Fund:
      Tax qualified ...........................            140,599              14.217123          1,998,913                  4%
      Non-tax qualified .......................            116,206              14.217123          1,652,115                  4%
   Nationwide SAT - Total Return Fund:
      Tax qualified ...........................          1,599,168              29.258290         46,788,921                 28%
      Non-tax qualified .......................          1,225,202              29.258290         35,847,315                 28%
   Neuberger & Berman AMT - Balanced Portfolio:
      Tax qualified ...........................            881,853              17.698323         15,607,319                 18%
      Non-tax qualified .......................            677,902              17.698323         11,997,729                 18%
VA-II Eagle Choice contracts:
   Federated IS - Federated American
   Leaders Fund II:
      Non-tax qualified .......................              1,743              15.509873             27,034                 30%
   Federated IS -  Federated High Income
   Bond Fund II:
      Non-tax qualified .......................              8,255              12.638879            104,334                 12%
   Fidelity VIP - Equity-Income Portfolio:
      Tax qualified ...........................                870              19.161385             16,670                 26%
      Non-tax qualified .......................              7,470              19.161385            143,136                 26%
   Fidelity VIP - Overseas Portfolio:
      Non-tax qualified .......................              2,025              12.194007             24,693                 10%
   MFS(R) VIT - Emerging Growth Series:
      Non-tax qualified .......................              6,760              13.882402             93,845                 20%
   MFS(R) VIT - Total Return Series:
      Non-tax qualified .......................              1,840              13.455752             24,759                 20%
                                                      ============           ============
Reserves for annuity contracts in payout phase:
      Tax qualified ...........................                                                       45,493
      Non-tax qualified .......................                                                        8,742
                                                                                                ------------
                                                                                                $256,902,547
                                                                                                ============


See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1997 and 1996

                                                                   Total                                    ACVPAdv
                                                      ----------------------------------        ----------------------------------
                                                          1997                 1996                 1997                 1996
                                                      -------------        -------------        -------------        -------------

INVESTMENT ACTIVITY:
 Reinvested dividends ..........................      $   4,588,429            4,699,172              205,268              309,090
 Mortality, expense and administration
   charges (note 2) ............................         (3,155,507)          (2,743,464)            (169,983)            (165,969)
                                                      -------------        -------------        -------------        -------------

   Net investment activity .....................          1,432,922            1,955,708               35,285              143,121
                                                      -------------        -------------        -------------        -------------

 Proceeds from mutual fund shares sold .........         30,083,967           21,740,726            1,849,764            1,445,773
 Cost of mutual fund shares sold ...............        (24,191,559)         (19,156,737)          (1,535,624)          (1,241,093)
                                                      -------------        -------------        -------------        -------------
   Realized gain (loss) on investments .........          5,892,408            2,583,989              314,140              204,680
 Change in unrealized gain (loss) on investments         30,561,366            8,279,881              381,839               33,767
                                                      -------------        -------------        -------------        -------------
   Net gain (loss) on investments ..............         36,453,774           10,863,870              695,979              238,447
                                                      -------------        -------------        -------------        -------------
 Reinvested capital gains ......................          6,932,717           10,576,249              712,416              604,412
                                                      -------------        -------------        -------------        -------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........         44,819,413           23,395,827            1,443,680              985,980
                                                      -------------        -------------        -------------        -------------
EQUITY TRANSACTIONS:
 Purchase payments received from
   contract owners .............................         12,333,986           14,984,201              441,982              635,890
 Transfers between funds .......................                 --                   --             (573,695)            (483,280)
 Redemptions ...................................        (19,747,846)         (14,810,150)          (1,138,381)            (731,839)
 Annuity benefits ..............................             (9,441)              (8,432)                  --                   --
 Annual contract maintenance charge (note 2) ...           (264,125)            (267,941)             (16,785)             (18,387)
 Contingent deferred sales charges (note 2) ....           (306,609)            (325,984)             (18,458)             (15,799)
 Adjustments to maintain reserves ..............              5,099                6,740                  197                  260
                                                      -------------        -------------        -------------        -------------
     Net equity transactions ...................         (7,988,936)            (421,566)          (1,305,140)            (613,155)
                                                      -------------        -------------        -------------        -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........         36,830,477           22,974,261              138,540              372,825
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....        220,072,070          197,097,809           13,253,741           12,880,916
                                                      -------------        -------------        -------------        -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........      $ 256,902,547          220,072,070           13,392,281           13,253,741
                                                      =============        =============        =============        =============


                                                                     FedAmLead                           FedHiInc
                                                            -------------------------       ----------------------------------
                                                                1997             1996            1997                 1996
                                                            -------------        ----       -------------        -------------

 INVESTMENT ACTIVITY:
  Reinvested dividends ..........................                      39          --               4,248                1,157
  Mortality, expense and administration
    charges (note 2) ............................                    (218)         --              (1,182)                (198)
                                                            -------------        ----       -------------        -------------

    Net investment activity .....................                    (179)         --               3,066                  959
                                                            -------------        ----       -------------        -------------

  Proceeds from mutual fund shares sold .........                     187          --               1,144                  190
  Cost of mutual fund shares sold ...............                    (156)         --              (1,086)                (188)
                                                            -------------        ----       -------------        -------------
    Realized gain (loss) on investments .........                      31          --                  58                    2
  Change in unrealized gain (loss) on investments                   4,328          --               7,211                1,326
                                                            -------------        ----       -------------        -------------
    Net gain (loss) on investments ..............                   4,359          --               7,269                1,328
                                                            -------------        ----       -------------        -------------
  Reinvested capital gains ......................                      --          --                 215                   --
                                                            -------------        ----       -------------        -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........                   4,180          --              10,550                2,287
                                                            -------------        ----       -------------        -------------
 EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................                  22,852          --              39,000               52,500
  Transfers between funds .......................                      --          --                  --                   --
  Redemptions ...................................                      --          --                  --                   --
  Annuity benefits ..............................                      --          --                  --                   --
  Annual contract maintenance charge (note 2) ...                      --          --                  --                   --
  Contingent deferred sales charges (note 2) ....                      --          --                  --                   --
  Adjustments to maintain reserves ..............                       2          --                  --                   (3)
                                                            -------------        ----       -------------        -------------
      Net equity transactions ...................                  22,854          --              39,000               52,497
                                                            -------------        ----       -------------        -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........                    27,034          --              49,550               54,784
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...                        --          --              54,784                   --
                                                            -------------        ----       -------------        -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........                    27,034          --             104,334               54,784
                                                            =============        ====       =============        =============

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1997 and 1996

                                                               FidVIPEI                                FidVIPGr
                                                      ------------------------------        ------------------------------
                                                         1997               1996               1997               1996
                                                      -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................      $       959                 --            475,032            163,383
 Mortality, expense and administration
   charges (note 2) ............................           (1,542)              (203)        (1,025,283)          (873,633)
                                                      -----------        -----------        -----------        -----------
   Net investment activity .....................             (583)              (203)          (550,251)          (710,250)
                                                      -----------        -----------        -----------        -----------

 Proceeds from mutual fund shares sold .........           11,629                188          5,907,035          3,611,143
 Cost of mutual fund shares sold ...............          (11,126)              (179)        (3,439,457)        (2,402,868)
                                                      -----------        -----------        -----------        -----------
   Realized gain (loss) on investments .........              503                  9          2,467,578          1,208,275
 Change in unrealized gain (loss) on investments           21,674              3,817         11,226,583          3,455,531
                                                      -----------        -----------        -----------        -----------
   Net gain (loss) on investments ..............           22,177              3,826         13,694,161          4,663,806
                                                      -----------        -----------        -----------        -----------
 Reinvested capital gains ......................            4,824                 --          2,126,335          4,125,406
                                                      -----------        -----------        -----------        -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........           26,418              3,623         15,270,245          8,078,962
                                                      -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
 Purchase payments received from
   contract owners .............................           77,284             52,500          3,552,724          5,398,757
 Transfers between funds .......................               --                 --           (227,550)         1,346,708
 Redemptions ...................................               --                 --         (5,192,521)        (4,125,711)
 Annuity benefits ..............................               --                 --             (3,902)            (3,187)
 Annual contract maintenance charge (note 2) ...               --                 --            (92,656)           (91,813)
 Contingent deferred sales charges (note 2) ....               --                 --            (94,463)           (94,484)
 Adjustments to maintain reserves ..............              (23)                 4              2,905              3,285
                                                      -----------        -----------        -----------        -----------
     Net equity transactions ...................           77,261             52,504         (2,055,463)         2,433,555
                                                      -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........          103,679             56,127         13,214,782         10,512,517
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....           56,127                 --         70,455,464         59,942,947
                                                      -----------        -----------        -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........      $   159,806             56,127         83,670,246         70,455,464
                                                      ===========        ===========        ===========        ===========

                                                               FidVIPOv                       MFSEmGrSe
                                                      -----------------------       -----------------------------------
                                                         1997            1996          1997                    1996
                                                      -----------        ----       -----------             -----------
 INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --          --                --                      --
  Mortality, expense and administration
    charges (note 2) ............................            (176)         --            (1,108)                   (182)
                                                      -----------        ----       -----------             -----------
    Net investment activity .....................            (176)         --            (1,108)                   (182)
                                                      -----------        ----       -----------             -----------

  Proceeds from mutual fund shares sold .........             153          --             1,058                     487
  Cost of mutual fund shares sold ...............            (136)         --              (955)                   (485)
                                                      -----------        ----       -----------             -----------
    Realized gain (loss) on investments .........              17          --               103                       2
  Change in unrealized gain (loss) on investments          (1,122)         --            19,110                  (1,764)
                                                      -----------        ----       -----------             -----------
    Net gain (loss) on investments ..............          (1,105)         --            19,213                  (1,762)
                                                      -----------        ----       -----------             -----------
  Reinvested capital gains ......................              --          --                --                     436
                                                      -----------        ----       -----------             -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          (1,281)         --            18,105                  (1,508)
                                                      -----------        ----       -----------             -----------
 EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................          25,973          --            24,000                  53,250
  Transfers between funds .......................              --          --                --                      --
  Redemptions ...................................              --          --                --                      --
  Annuity benefits ..............................              --          --                --                      --
  Annual contract maintenance charge (note 2) ...              --          --                --                      --
  Contingent deferred sales charges (note 2) ....              --          --                --                      --
  Adjustments to maintain reserves ..............               1          --                (2)                     --
                                                      -----------        ----       -----------             -----------
      Net equity transactions ...................          25,974          --            23,998                  53,250
                                                      -----------        ----       -----------             -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........            24,693          --            42,103                  51,742
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...                --          --            51,742                      --
                                                      -----------        ----       -----------             -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........            24,693          --            93,845                  51,742
                                                      ===========        ====       ===========             ===========






                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1997 and 1996

                                                             MFSTotReSe                       NSATCapAp
                                                      ---------------------------   ------------------------------
                                                         1997            1996          1997               1996
                                                      -----------     -----------   -----------        -----------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................      $        --              --       118,424             99,606

 Mortality, expense and administration
   charges (note 2) ............................             (209)             --      (145,398)           (88,741)
                                                      -----------     -----------   -----------        -----------
   Net investment activity .....................             (209)             --       (26,974)            10,865
                                                      -----------     -----------   -----------        -----------

 Proceeds from mutual fund shares sold .........              186              --     1,086,868            652,065
 Cost of mutual fund shares sold ...............             (163)             --      (569,027)          (466,547)
                                                      -----------     -----------   -----------        -----------
   Realized gain (loss) on investments .........               23              --       517,841            185,518
 Change in unrealized gain (loss) on investments            3,013              --     2,288,294          1,060,119
                                                      -----------     -----------   -----------        -----------
   Net gain (loss) on investments ..............            3,036              --     2,806,135          1,245,637
                                                      -----------     -----------   -----------        -----------
 Reinvested capital gains ......................               --              --       278,879            242,780
                                                      -----------     -----------   -----------        -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........            2,827              --     3,058,040          1,499,282
                                                      -----------     -----------   -----------        -----------
EQUITY TRANSACTIONS:
 Purchase payments received from
   contract owners .............................           21,939              --     1,215,488          1,085,270
 Transfers between funds .......................               --              --     1,306,249          1,038,034
 Redemptions ...................................               --              --      (811,974)          (592,203)
 Annuity benefits ..............................               --              --            --                 --
 Annual contract maintenance charge (note 2) ...               --              --       (10,550)            (7,882)
 Contingent deferred sales charges (note 2) ....               --              --       (14,584)           (14,984)
 Adjustments to maintain reserves ..............               (7)             --           248                489
                                                      -----------     -----------   -----------        -----------
     Net equity transactions ...................           21,932              --     1,684,877          1,508,724
                                                      -----------     -----------   -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........            24,759              --     4,742,917          3,008,006
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...                --              --     8,449,667          5,441,661
                                                      -----------     -----------   -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........       $    24,759              --    13,192,584          8,449,667
                                                      ===========     ===========   ===========        ===========

                                                                NSATGvtBd                             NSATMyMkt
                                                      ------------------------------        ------------------------------
                                                         1997               1996               1997               1996
                                                      -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................        2,003,916          2,244,378            188,948            185,600

 Mortality, expense and administration
   charges (note 2) ............................         (430,628)          (481,292)           (48,170)           (48,987)
                                                      -----------        -----------        -----------        -----------
   Net investment activity .....................        1,573,288          1,763,086            140,778            136,613
                                                      -----------        -----------        -----------        -----------

 Proceeds from mutual fund shares sold .........        6,063,749          6,656,174          6,132,122          3,648,435
 Cost of mutual fund shares sold ...............       (6,121,368)        (6,801,289)        (6,132,122)        (3,648,435)
                                                      -----------        -----------        -----------        -----------
   Realized gain (loss) on investments .........          (57,619)          (145,115)                --                 --
 Change in unrealized gain (loss) on investments        1,069,495           (958,810)                --                 --
                                                      -----------        -----------        -----------        -----------
   Net gain (loss) on investments ..............        1,011,876         (1,103,925)                --                 --
                                                      -----------        -----------        -----------        -----------
 Reinvested capital gains ......................               --                 --                 --                 --
                                                      -----------        -----------        -----------        -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........        2,585,164            659,161            140,778            136,613
                                                      -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
 Purchase payments received from
   contract owners .............................          960,685          1,333,048            521,896            386,140
 Transfers between funds .......................       (2,417,365)        (3,144,832)           649,313           (186,583)
 Redemptions ...................................       (3,397,263)        (3,186,377)        (1,416,420)          (693,997)
 Annuity benefits ..............................           (4,041)            (3,949)                --                 --
 Annual contract maintenance charge (note 2) ...          (35,429)           (44,262)            (4,045)            (4,784)
 Contingent deferred sales charges (note 2) ....          (46,119)           (65,660)           (15,466)           (16,702)
 Adjustments to maintain reserves ..............               38                586               (242)                20
                                                      -----------        -----------        -----------        -----------
     Net equity transactions ...................       (4,939,494)        (5,111,446)          (264,964)          (515,906)
                                                      -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        (2,354,330)        (4,452,285)          (124,186)          (379,293)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...        34,657,222         39,109,507          3,775,214          4,154,507
                                                      -----------        -----------        -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........        32,302,892         34,657,222          3,651,028          3,775,214
                                                      ===========        ===========        ===========        ===========

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1997 and 1996

                                                                 NSATTotRe                                NBAMTBal
                                                      --------------------------------        --------------------------------
                                                          1997                1996                1997                1996
                                                      ------------        ------------        ------------        ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................      $  1,133,579           1,125,003             458,016             570,955
 Mortality, expense and administration
   charges (note 2) ............................          (984,801)           (755,095)           (346,809)           (329,164)
                                                      ------------        ------------        ------------        ------------
   Net investment activity .....................           148,778             369,908             111,207             241,791
                                                      ------------        ------------        ------------        ------------

 Proceeds from mutual fund shares sold .........         5,765,462           3,182,148           3,264,610           2,544,123
 Cost of mutual fund shares sold ...............        (3,486,615)         (2,216,863)         (2,893,724)         (2,378,790)
                                                      ------------        ------------        ------------        ------------
   Realized gain (loss) on investments .........         2,278,847             965,285             370,886             165,333
 Change in unrealized gain (loss) on investments        12,881,367           6,965,148           2,659,574          (2,279,253)
                                                      ------------        ------------        ------------        ------------
   Net gain (loss) on investments ..............        15,160,214           7,930,433           3,030,460          (2,113,920)
                                                      ------------        ------------        ------------        ------------
 Reinvested capital gains ......................         2,634,473           2,428,148           1,175,575           3,175,067
                                                      ------------        ------------        ------------        ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........        17,943,465          10,728,489           4,317,242           1,302,938
                                                      ------------        ------------        ------------        ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
   contract owners .............................         4,254,140           4,607,271           1,176,023           1,379,575
 Transfers between funds .......................         1,564,750           1,963,546            (301,702)           (533,593)
 Redemptions ...................................        (5,283,668)         (3,838,961)         (2,507,619)         (1,641,062)
 Annuity benefits ..............................            (1,498)             (1,296)                 --                  --
 Annual contract maintenance charge (note 2) ...           (74,653)            (69,013)            (30,007)            (31,800)
 Contingent deferred sales charges (note 2) ....           (74,498)            (78,628)            (43,021)            (39,727)
 Adjustments to maintain reserves ..............             1,705               1,723                 277                 376
                                                      ------------        ------------        ------------        ------------
     Net equity transactions ...................           386,278           2,584,642          (1,706,049)           (866,231)
                                                      ------------        ------------        ------------        ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........        18,329,743          13,313,131           2,611,193             436,707
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....        64,324,254          51,011,123          24,993,855          24,557,148
                                                      ------------        ------------        ------------        ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........      $ 82,653,997          64,324,254          27,605,048          24,993,855
                                                      ============        ============        ============        ============

See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-A

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996




(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company transferred to the Account, 50,000 shares of the American Century VP - American Century VP Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

              Portfolio of the American Century Variable Portfolios, Inc. (American Century VP)
                  (formerly TCI Portfolios, Inc.) (available for VA contracts);
                American Century VP - American Century VP Advantage (ACVPAdv)
                  (formerly TCI Portfolios - TCI Advantage)

              Funds of the Federated Insurance Series (Federated IS) (available for VA-II Eagle Choice contracts);
                Federated IS - Federated American Leaders Fund II (FedAmLead) Federated IS - Federated High Income Bond Fund II (FedHiInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI) (available for
                               VA-II Eagle Choice contracts)
                Fidelity VIP - Growth Portfolio (FidVIPGr) (available for VA contracts)
                Fidelity VIP - Overseas Portfolio (FidVIPOv) (available for
                               VA-II Eagle Choice contracts)

              Funds of the MFS(R) Variable Insurance Trust (MFS(R) VIT) (available for VA-II Eagle Choice contracts);
                MFS(R) VIT - Emerging Growth Series (MFSEmGrSe)
                MFS(R) VIT - Total Return Series (MFSTotReSe)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
                                 (available for VA contracts)
                Nationwide SAT - Government Bond Fund (NSATGvtBd) (available for all contracts)
                Nationwide SAT - Money Market Fund (NSATMyMkt) (available for all contracts)
                Nationwide SAT - Small Company Fund (NSATSmCo) (available for
                                 VA-II Eagle Choice contracts)
                Nationwide SAT - Total Return Fund (NSATTotRe) (available for VA contracts)

              Portfolio of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT) (available for VA contracts);
                Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)

         At December 31, 1997, contract owners have invested in all of the above funds except the Nationwide SAT - Small Company Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current period presentation.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for the VA contracts an annual contract maintenance charge of $30 which is satisfied by surrendering units; for the VA II Convertible contracts a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the VA contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the VA II Convertible contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges were deducted from the initial funding, or from earnings thereon.

The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 1997:

                                                TOTAL           ACVPAdv        FedAmLead          FedHilnc         FidVIPEI
                                         ------------      ------------     ------------      ------------     ------------
     VA..............................     $ 3,151,072           169,983                -                 -                -
     VA II Convertible...............           4,435                 -              218             1,182            1,542
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................     $ 3,155,507           169,983              218             1,182            1,542
                                         ============      ============     ============      ============     ============

                                             FidVIPGr          FidVIPOv        MFSEmGrSe        MFSTotReSe        NSATCapAp
                                         ------------      ------------     ------------      ------------     ------------
     VA..............................     $ 1,025,283                 -                -                 -          145,398
     VA II Convertible...............               -               176            1,108               209                -
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................     $ 1,025,283               176            1,108               209          145,398
                                         ============      ============     ============      ============     ============

                                            NSATGvtBd         NSATMyMkt        NSATTotRe          NBAMTBal
                                         ------------      ------------     ------------      ------------
     VA..............................     $   430,628            48,170          984,801           346,809
     VA II Convertible...............               -                 -                -                 -
                                         ------------      ------------     ------------      ------------
         Total.......................     $   430,628            48,170          984,801           346,809
                                         ============      ============     ============      ============

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                          Independent Auditors' Report



The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VA Separate Account-A:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-A as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VA Separate Account-A as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


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